Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Municipal Bonds-101.2%
Education-6.7%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts, Refunding	5.000%	11/1/29	$1,340,000	$1,547,284
Academy of Motion Picture Arts, Refunding	5.000%	11/1/30	1,100,000	1,269,290
Academy of Motion Picture Arts, Refunding	5.000%	11/1/34	750,000	864,255
Academy of Motion Picture Arts, Refunding	5.000%	11/1/35	2,000,000	2,303,100
Colburn School, Refunding	1.750%	8/1/26	5,000,000	5,161,750	(a)(b)
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,403,856	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,435,258	(c)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,563,120
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,407,219
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	319,230
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	585,760
School Financing Project, BAM	4.000%	6/1/37	610,000	706,185
Total Education				19,566,307
Health Care-6.0%
California State Health Facilities Financing Authority Revenue:
Adventist Health System/West, Series A	3.000%	3/1/24	1,000,000	1,067,400	(a)(b)
Providence St. Joseph Health, Series C	5.000%	10/1/25	6,750,000	8,273,475	(a)(b)
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	855,863
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	1,000,000	1,088,530	(c)
Adventist Health System/West	5.000%	3/1/27	2,000,000	2,502,500	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,500,785
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,347,700
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	296,543
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	393,540
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	130,747
Total Health Care				17,457,083

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Housing-4.2%
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	$800,000	$951,560	(c)
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	696,390	(c)
California Statewide CDA, MFH Revenue:
Ethel Arnold Bradley Apartments, Series S-1	1.250%	6/1/21	4,325,000	4,341,003	(a)(b)
Robert Farrell Manor and Western Gardens Apartments, Series T-1	1.250%	6/1/21	2,100,000	2,107,770	(a)(b)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,221,000
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,483,703
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,515,550
Total Housing				12,316,976
Industrial Revenue-9.3%
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,402,500	(d)
California State PCFA, Solid Waste Disposal Revenue:
Republic Services Inc. Project, Series A-2	1.170%	4/15/20	1,750,000	1,750,140	(a)(b)(c)(d)
Series A	2.500%	5/1/24	1,000,000	1,061,170	(a)(b)(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,915,185
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	3,000,000	3,510,060
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,985,000	6,510,560
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO
Fuel Company LLC, Series A	5.000%	1/1/36	600,000	771,264	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,874,347
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,483,260
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	1,000,000	1,129,160

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Industrial Revenue-continued
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	2.250%	6/1/29	$750,000	$799,642
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,500,000	1,841,400
Total Industrial Revenue				27,048,688
Leasing-9.4%
California State Infrastructure & Economic Development Bank Lease Revenue:
Teachers Retirement System Headquarters Expansion, Green Bond	5.000%	8/1/27	1,100,000	1,425,171
Teachers Retirement System Headquarters Expansion, Green Bond	5.000%	8/1/28	425,000	563,746
California State Public Works Board, Lease Revenue, Various Capital Projects, Series A	5.250%	10/1/24	3,000,000	3,213,840
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,214,350
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,259,138
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,462,934
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,396,717
San Francisco, CA, City & County, COP, 49 South Van Ness Project, Series A, Green Bond	4.000%	4/1/35	7,940,000	9,433,832
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,280,110
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	250,000	323,403
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	322,665
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	435,373
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	362,049
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	481,684
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	1,160,828
Refunding	5.000%	3/1/35	500,000	654,020
Refunding	5.000%	3/1/36	975,000	1,271,068
Total Leasing				27,260,928

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Local General Obligation-5.5%
Cajon Valley, CA, Union School District, GO, Refunding	5.000%	8/1/26	$1,225,000	$1,531,274	(e)
Los Angeles, CA, Community College District, GO:
Series K	4.000%	8/1/34	2,000,000	2,377,000
Series K	4.000%	8/1/35	2,000,000	2,373,360
Redondo Beach, CA, USD, GO:
Refunding	5.000%	8/1/21	1,235,000	1,299,591	(e)
Refunding	5.000%	8/1/26	1,585,000	1,989,112	(e)
Riverside, CA, USD, GO:
Series B	4.000%	8/1/34	1,000,000	1,201,820
Series B	4.000%	8/1/35	1,000,000	1,199,720
San Bernardino Community College District, GO:
Series A	4.000%	8/1/37	500,000	597,200
Series A	4.000%	8/1/38	675,000	804,087
Series A	4.000%	8/1/39	600,000	713,358
San Bernardino, CA, Community College District, GO, Series A	4.000%	8/1/36	255,000	305,324
Westside, CA, Union School District, Refunding	5.000%	8/1/22	1,365,000	1,489,106	(e)
Total Local General Obligation				15,880,952
Other-2.0%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,568,187	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,252,410	(d)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B, Refunding	5.000%	9/1/25	305,000	335,003
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,104,590
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	984,725
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	520,374
Total Other				5,765,289
Power-6.3%
Anaheim, CA, Housing & Public Improvements
Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,431,832	(e)
Los Angeles, CA, Department of Water & Power,
Power System Revenue:
Series B, Refunding	5.000%	7/1/38	2,000,000	2,515,600
Series C	5.000%	7/1/35	2,000,000	2,571,180
Series C	5.000%	7/1/36	1,000,000	1,282,300

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Power-continued
Modesto, CA, Irrigation District, Electric System Revenue:
Series A	5.000%	10/1/37	$2,000,000	$2,634,940
Series A, Refunding	5.000%	7/1/25	5,000,000	5,280,200
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	599,062	*(f)
Series A	5.050%	7/1/42	70,000	55,913	*(f)
Series DDD, Refunding	5.000%	7/1/21	275,000	219,656	*(f)
Series TT	5.000%	7/1/37	450,000	359,437	*(f)
Series XX	5.250%	7/1/40	190,000	152,238	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/35	1,000,000	1,342,900
Total Power				18,445,258
Pre-Refunded/Escrowed to Maturity-2.6%
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project, Refunding	5.250%	7/1/20	1,000,000	1,015,230	(g)
Northern California Power Agency Revenue, Lodi Energy Center, Series A	5.000%	6/1/25	4,000,000	4,043,000	(h)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series C, Refunding	5.000%	5/1/24	2,420,000	2,436,940	(h)
Total Pre-Refunded/Escrowed to Maturity				7,495,170
Special Tax Obligation-5.5%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, Series A, Refunding, (0.700 x 1 mo. USD LIBOR + 0.250%)	1.410%	9/1/21	1,000,000	1,001,350	(a)(b)
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	662,772
Irvine, CA, USD, Community Facilities, District No. 09-1, Special Tax, Series A, BAM	4.000%	9/1/44	1,000,000	1,192,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	384,939
CAB, Restructured, Series A-1	0.000%	7/1/46	500,000	148,760
Restructured, Series A-1	4.750%	7/1/53	160,000	181,139
Restructured, Series A-1	5.000%	7/1/58	2,000,000	2,293,740

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Special Tax Obligation-continued
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	$1,850,000	$2,186,737
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	2,005,320
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	445,000	485,486
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,000,000	3,874,620
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,670,000	1,679,085
Total Special Tax Obligation				16,096,418
State General Obligation-6.6%
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	4,000,000	5,003,840
Various Purpose, Refunding	5.000%	4/1/28	250,000	329,495	(i)
Various Purpose, Refunding	5.000%	10/1/28	4,795,000	6,400,989
Various Purpose, Refunding	4.000%	10/1/34	6,000,000	7,500,300
Total State General Obligation				19,234,624
Transportation-20.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,313,494
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.250%	4/1/24	1,000,000	1,034,400	(a)(b)
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/36	1,700,000	2,264,230
Series A	5.000%	5/15/38	1,500,000	1,982,805
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	2,000,000	2,447,660	(d)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/35	3,690,000	4,665,230	(d)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/38	1,500,000	1,882,875	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Transportation-continued
Los Angeles International Airport, Subordinated, Series D	4.000%	5/15/44	$1,500,000	$1,760,610	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/23	3,775,000	4,265,826	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/25	1,700,000	2,051,883	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	5,730,783	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,913,355	(d)
Los Angeles, CA, Harbor Department Revenue:
Series A, Refunding	5.000%	8/1/25	2,500,000	3,027,400	(d)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,810,385	(d)
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/25	1,000,000	1,014,110
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/23	500,000	566,330	(d)
Series B	5.000%	7/1/24	500,000	585,365	(d)
Series B	5.000%	7/1/25	1,395,000	1,687,350	(d)
Series C	5.000%	7/1/23	400,000	450,172	(d)(e)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series C, Refunding	5.000%	5/1/24	3,245,000	3,268,364
SFO Fuel Company LLC, Series A	5.000%	5/1/37	10,015,000	12,961,614	(d)
Total Transportation				58,684,241
Water & Sewer-17.0%
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/29	1,000,000	1,290,500	(c)
East Bay, CA, Municipal Utility District, Water System Revenue, Alameda and Contra Costa Counties, Series A, Green Bonds	5.000%	6/1/44	4,000,000	5,252,040
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	2,150,182
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,289,974
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	2,500,000	3,287,725
Orange County, CA, Water District Revenue, Series C, Refunding	4.000%	8/15/35	1,500,000	1,891,095

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Water & Sewer-continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$1,270,000	$1,374,775
Rancho, CA, Water District Financing Authority:
Series A, Refunding	4.000%	8/1/38	1,500,000	1,869,750
Series A, Refunding	4.000%	8/1/39	1,750,000	2,175,915
Richmond, CA, Wastewater Revenue, Series B, Refunding	4.000%	8/1/36	1,100,000	1,342,891
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	1,500,000	1,984,125
San Diego County, CA, Water Authority, Water Revenue, Series A, Refunding	5.000%	5/1/28	3,345,000	4,062,569
San Mateo, CA, Foster City PFA, Wastewater Revenue, Clean Water Program	4.000%	8/1/44	2,000,000	2,434,340
Southern California Water Replenishment District Financing Authority, Replenishment Assessment Revenue	5.000%	8/1/38	2,000,000	2,590,320
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/25	1,250,000	1,479,338
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,625,278
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,180,080
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,767,225
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/29	1,000,000	1,176,220
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,310,740
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,612,080
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	2,000,000	2,006,680
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	1,200,000	1,466,808
Refunding, AGM	5.000%	11/15/29	1,500,000	1,829,790
Total Water & Sewer				49,450,440
Total Investments before Short-Term Investments (Cost - $274,814,481)				294,702,374

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Short-Term Investments-0.6%
Municipal Bonds-0.6%
Housing-0.6%
California Statewide CDA, MFH Revenue:
David Avenue Apartments, Series WW, LIQ - FHLMC	1.200%	12/1/42	$1,580,000	$1,580,000	(d)(j)(k)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	1.220%	4/1/25	200,000	200,000	(d)(j)(k)
Total Short-Term Investments (Cost - $1,780,000)				1,780,000
Total Investments - 101.8% (Cost - $276,594,481)				296,482,374
Liabilities in Excess of Other Assets - (1.8)%				(5,179,603)
Total Net Assets - 100.0%				$291,302,771

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on these securities is currently in default as of February 29, 2020.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited)	February 29, 2020

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
PCFA	—	Pollution Control Financing Authority
PFA	—	Public Facilities Authority
RDA	—	Redevelopment Agency
SIFMA	—	Securities Industry and Financial Markets Association
USD	—	Unified School District

At February 29, 2020, the Fund had the following open futures contracts:

	Number of	Expiration	Notional	Market	Unrealized
	Contracts	Date	Amount	Value	Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	4	6/20	$811,137	$830,000	$(18,863)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$294,702,374	—	$294,702,374
Short-Term Investments†	—	1,780,000	—	1,780,000
Total Investments	—	$296,482,374	—	$296,482,374

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$18,863	—	—	$18,863

† See Schedule of Investments for additional detailed categorizations.